Description of the Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions			3 Months Ended		12 Months Ended
	Mar. 09, 2026	Mar. 06, 2026	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Class of Stock [Line Items]
Common stock, par value (in dollars per share)					$ 0.01	$ 0.01
Other operating expense (income), net			$ 36	$ (2)	$ 221	$ (8)	$ 11
Blackstone | Blackstone Arrangement, Specific Diabetes Products, MiniMed Flex Insulin Pump
Class of Stock [Line Items]
Other operating expense (income), net					157
Related Party
Class of Stock [Line Items]
Other operating expense (income), net				2	6	12	11
Allocated Expenses With Parent Company | Related Party
Class of Stock [Line Items]
Total				$ 87	$ 298	$ 344	$ 322
Common Stock
Class of Stock [Line Items]
Shares issued (in shares)					280,813
IPO | Common Stock
Class of Stock [Line Items]
Shares issued (in shares)	28,000	28,000
Common stock, par value (in dollars per share)		$ 0.01
Share price (in dollars per share)	$ 20.00	$ 20.00